8. Income Taxes (December 2013 Note) (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income tax reconcilation
	2013	2012

Net loss	$(7,419,722)	$(6,850,634)
Income tax rate	34.0%	34.0%
Income tax benefit	2,522,705	2,329,216
Permanent difference	(1,716,133)	(1,541,024)
Valuation allowance	(806,572)	(788,192)
Net benefit	$–	$–

Components of future income tax asets and liabilities
	2013	2012
Change in tax assets loss benefit	$14,863,726	$14,057,154
Allowance	(14,863,726)	(14,057,154)
Net change	$–	$–